Taxation - Income Tax Uncertainties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Contingency [Line Items]
January 1	$ 7,941	$ 9,690	$ 23,838
Changes in tax positions taken during a prior period - increase	764	1,181
Changes in tax positions taken during a prior period - decrease			(14,301)
Tax positions taken during the current period - increase	346	595	693
Change as a result of a lapse in the statute of limitations	0	(4,649)	(123)
Impact of the change in foreign currency exchange rates - increase		1,124
Impact of the change in foreign currency exchange rates - decrease	(308)		(417)
December 31	8,743	7,941	9,690
Unrecognized tax benefits that, if recognized, would impact the effective tax rate
Income Tax Contingency [Line Items]
January 1	6,460	8,722	22,255
Changes in tax positions taken during a prior period - increase	73	281
Changes in tax positions taken during a prior period - decrease			(13,728)
Tax positions taken during the current period - increase	346	589	688
Change as a result of a lapse in the statute of limitations	0	(4,115)	(112)
Impact of the change in foreign currency exchange rates - increase		983
Impact of the change in foreign currency exchange rates - decrease	(240)		(381)
December 31	6,639	6,460	8,722
Interest and penalties recognized on the above
Income Tax Contingency [Line Items]
January 1	1,481	968	1,583
Changes in tax positions taken during a prior period - increase	691	900
Changes in tax positions taken during a prior period - decrease			(573)
Tax positions taken during the current period - increase	0	6	5
Change as a result of a lapse in the statute of limitations	0	(534)	(11)
Impact of the change in foreign currency exchange rates - increase		141
Impact of the change in foreign currency exchange rates - decrease	(68)		(36)
December 31	$ 2,104	$ 1,481	$ 968